BlackRock U.S. Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2022
Security
Shares
Shares Value
Common Stocks
Auto Components — 4.4%
Aptiv plc
(a)(b)
....................... 2,521 $ 264,428
Building Products — 1.3%
Zurn Elkay Water Solutions Corp. ........ 2,695 78,020
Containers & Packaging — 5.2%
Ball Corp. ........................ 3,701 271,727
Crown Holdings, Inc. ................ 425 43,214
314,941
Diversified Consumer Services — 8.4%
(b)
Duolingo , Inc., Class A ............... 670 61,472
Grand Canyon Education, Inc. .......... 1,096 105,293
Stride, Inc. ....................... 7,639 341,311
508,076
Electric Utilities — 3.7%
Avangrid , Inc. ..................... 4,576 222,989
Electronic Equipment, Instruments & Components — 4.8%
Trimble, Inc.
(b)
..................... 4,167 289,315
Equity Real Estate Investment Trusts (REITs) — 3.3%
Boston Properties, Inc. ............... 998 90,978
Sun Communities, Inc. ............... 664 108,869
199,847
Food & Staples Retailing — 5.1%
Grocery Outlet Holding Corp.
(b)
.......... 4,729 202,023
North West Co., Inc. (The) ............. 4,015 108,108
310,131
Health Care Equipment & Supplies — 9.4%
Boston Scientific Corp.
(b)
.............. 9,656 396,379
IDEXX Laboratories, Inc.
(b)
............. 231 92,211
STERIS plc ....................... 350 78,977
567,567
Health Care Providers & Services — 1.3%
(b)
1Life Healthcare, Inc. ................ 1,759 29,797
Cano Health, Inc., Class A ............. 7,772 47,332
77,129
Health Care Technology — 6.3%
Veeva Systems, Inc., Class A
(b)
......... 1,693 378,521
Independent Power and Renewable Electricity Producers — 7.1%
Brookfield Renewable Corp. ........... 10,950 428,364
Internet & Direct Marketing Retail — 1.4%
Etsy, Inc.
(b)
....................... 845 87,643
Security
Shares
Shares Value
IT Services — 5.8%
Block, Inc., Class A
(b)
................ 567 $ 43,126
Jack Henry & Associates, Inc. .......... 1,351 280,697
Shopify, Inc., Class A
(b)
............... 799 27,829
351,652
Life Sciences Tools & Services — 9.0%
Agilent Technologies, Inc. ............. 1,598 214,292
Danaher Corp. .................... 1,130 329,361
543,653
Machinery — 1.2%
Mueller Water Products, Inc., Class A ..... 5,385 70,113
Pharmaceuticals — 11.9%
Royalty Pharma plc, Class A ........... 8,094 352,008
Zoetis, Inc. ....................... 2,015 367,838
719,846
Professional Services — 5.6%
ICF International, Inc.
(a)
............... 3,595 339,188
Semiconductors & Semiconductor Equipment — 1.4%
Enphase Energy, Inc.
(b)
............... 307 87,243
Software — 1.2%
Palo Alto Networks, Inc.
(b)
............. 149 74,366
Total Common Stocks — 97.8%
(Cost: $5,630,453) .............................. 5,913,032
Total Long-Term Investments — 97.8%
(Cost: $5,630,453) .............................. 5,913,032
Short-Term Securities
Money Market Funds — 8.8%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.76% ................... 207,390 207,390
SL Liquidity Series, LLC, Money Market Series,
2.03%
(e)
....................... 327,586 327,520
Total Short-Term Securities — 8.8%
(Cost: $534,910) ................................ 534,910
Total Investments — 106.6%
(Cost: $6,165,363 ) .............................. 6,447,942
Liabilities in Excess of Other Assets — (6.6)% ............ (400,384)
Net Assets — 100.0% .............................. $ 6,047,558
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 111,926 $ 95,464 $ — $ — $ — $ 207,390 207,390 $ 265 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 327,557 — (37) — 327,520 327,586 116
(b)
—
$ (37) $ — $ 534,910 $ 381 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 5,913,032 $ — $ — $ 5,913,032
Short-Term Securities
Money Market Funds ...................................... 207,390 — — 207,390
$ 6,120,422 $ — $ — $ 6,120,422
Investments Valued at NAV
(a)
..................................... 327,520
$ —
$ 6,447,942
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.